Commitments & Contingencies (Details Narrative) - USD ($)		9 Months Ended
	Oct. 15, 2021	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Underwriting cash discount (in Percentage)		1.00%	1.00%
Deferred fee (in Percentage)		3.50%	3.50%
Deferred underwriting fee payable		$ 4,025,000	$ 4,025,000
Anchor Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of shares		75,000	750,000
Hutton And Or Its Designees [Member]
Defined Benefit Plan Disclosure [Line Items]
Price of warrants per unit		$ 1	$ 0.50
Hutton And Or Its Designees [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of share		$ 9.00	$ 9.00
Shares issued, fair value		$ 1,092,380	$ 1,092,380
Founder Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Lock Up period for shares		180 days	180 days
Founder Shares [Member] | Anchor Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of shares		750,000	75,000
Price per share		$ 0.009	$ 0.009
Fair value of share		$ 6.75	$ 6.75
Shares issued, fair value		$ 5,062,500	$ 5,062,500
Price of warrants per unit		$ 1.00	$ 1.00
Probability Of Completing Business Combination		75.00%	75.00%
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Granted term		45 days	45 days
Number of units issued	1,500,000	1,500,000	1,500,000
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of units issued	11,500,000
Price per share	$ 10.00	$ 10.00	$ 10.00
IPO [Member] | Anchor Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of units issued		9,500,000	9,500,000
IPO [Member] | Hutton And Or Its Designees [Member] | Class A Common Stock Subject to Redemption
Defined Benefit Plan Disclosure [Line Items]
Number of units issued			115,000
Proceeds from units issued		1,150,000
Number of units issued		115,000